CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
REVENUE	$ 78,912,770	$ 74,287,993
COST OF REVENUE	63,745,461	47,267,309
GROSS PROFIT	15,167,309	27,020,684
OPERATING EXPENSES:
Selling	210,568	316,663
General and administrative	2,993,580	3,206,823
Total operating expenses	3,204,148	3,523,486
INCOME FROM OPERATIONS	11,963,161	23,497,198
OTHER INCOME (EXPENSE)
Interest income	1,413,937	416,614
Interest expense	(2,356,333)	(1,472,368)
Other finance expense	(225,005)	(451,152)
Other income (expense), net	241,635	(152,879)
Change in fair value of warrants	4,852,399	23,135,827
Total other income, net	3,926,633	21,476,042
INCOME BEFORE INCOME TAXES	15,889,794	44,973,240
PROVISION FOR INCOME TAXES	3,395,237	5,065,380
NET INCOME	12,494,557	39,907,860
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	2,502,100	3,976,331
COMPREHENSIVE INCOME	$ 14,996,657	$ 43,884,191
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic (in shares)	21,093,525	20,962,091
Diluted (in shares)	21,093,525	21,021,255
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.59	$ 1.90
Diluted (in dollars per share)	$ 0.59	$ 1.90